Segment Information - (Revenue and Long-Lived Assets by Geographic Location) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,195.5	$ 2,986.4	$ 3,083.8
Long-Lived Assets	2,320.8	2,310.6
LIONS GATE ENTERTAINMENT CORP [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,947.9	4,016.9	3,854.8
Long-Lived Assets	3,327.2	3,239.5
Canada | LIONS GATE ENTERTAINMENT CORP [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	79.7	76.9	63.1
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	2,039.9	2,047.6
United States | LIONS GATE ENTERTAINMENT CORP [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,071.3	3,140.1	3,129.8
Long-Lived Assets	3,200.5	3,063.2
Other Foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	280.9	263.0
Other Foreign | LIONS GATE ENTERTAINMENT CORP [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	796.9	799.9	$ 661.9
Long-Lived Assets	$ 126.7	$ 176.3